Subsequent events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Mar. 19, 2024	Mar. 19, 2023
Subsequent Event [Line Items]
Expected dividends payable		$ 150
Subsequent event
Subsequent Event [Line Items]
Expected dividends payable	$ 150
Subsequent event | Ordinary Shares
Subsequent Event [Line Items]
Special cash dividend per share	$ 0.66
Subsequent event | American Depository Shares
Subsequent Event [Line Items]
Special cash dividend per share	$ 0.66